Investment in Subsidiaries	12 Months Ended
Dec. 31, 2017
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Investment in Subsidiaries

Note 14: Investment in Subsidiaries

The consolidation scope of Celyad Group is as follows, for both current and comparative years presented in these year-end financial statements:

Name	Country of Incorporation and Place of Business	Nature of Business	Proportion of ordinary shares directly held by parent (%)	Proportion of ordinary shares held by the group (%)	Proportion of ordinary shares held by non-controlling interests (%)
Celyad Inc.	USA	Biopharma	100%	100%	0%
OnCyte, LLC	USA	Biopharma	100%	100%	0%
CorQuest Medical, Inc.	USA	Medical Device	100%	100%	0%
Biological Manufacturing Services SA	Belgium	GMP laboratories	100%	100%	0%

Biologicial Manufacturing Services SA (BMS) was acquired in May 2016. BMS owns GMP laboratories. BMS rent its laboratories to Celyad SA since 2009 and until April 30, 2016. Until the acquisition, BMS was considered as a related party to Celyad.

Cardio3 Inc was incorporated in 2011 to support clinical and regulatory activities of the Group in the US. Cardio3 Inc was renamed in Celyad Inc. in 2015. The growth of the activities of Celyad Inc. is associated to the development of the US clinical and regulatory activities of the Group in the US. Celyad Inc. shows a net loss for the year ended December 31, 2017 and December 31, 2016 of respectively $1,975K and $2,634K.

CorQuest Medical, Inc. was acquired on 5 November 2014. CorQuest Medical, Inc. is developing Heart XS, a new access route to the left atrium.

OnCyte, LLC was acquired on January 21, 2015. OnCyte, LLC is the company holding the CAR T-Cell portfolio of clinical-stage immuno-oncology assets, as disclosed in our previous annual reports. OnCyte LLC has been liquidated in March 2018.